UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     November 13, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $111,334 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      226     6755 SH       SOLE                     6755
                                                               117     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     7398   105807 SH       SOLE                   102972              2835
                                                                84     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     5566    64366 SH       SOLE                    62776              1590
                                                                45      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107    10127   305396 SH       SOLE                   298004              7392
                                                               183     5511 SH       OTHER                    3240              2271
Berkshire Hathaway-B           COM              084670702      227     2573 SH       SOLE                     2573
Blackrock MuniVest Fd          COM              09253r105      205    17685 SH       SOLE                    17685
                                                               218    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      187     9000 SH       SOLE                     9000
                                                                62     3000 SH       OTHER                                      3000
Caterpillar Inc                COM              149123101     2168    25195 SH       SOLE                    24645               550
                                                                16      190 SH       OTHER                     190
Cenovus Energy Inc             COM              15135u109     5393   154740 SH       SOLE                   150925              3815
                                                                 7      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     8117    69636 SH       SOLE                    67759              1877
                                                               637     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     4843    84706 SH       SOLE                    82559              2147
                                                                31      541 SH       OTHER                                       541
Eagle Bancorp Inc              COM              268948106      297    17738 SH       SOLE                    17518               220
                                                                 9      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     4081   186193 SH       SOLE                   181338              4855
                                                                 7      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      129     1410 SH       SOLE                      910               500
                                                               119     1300 SH       OTHER                     800               500
Hewlett-Packard Co             COM              428236103     3777   221399 SH       SOLE                   215808              5591
                                                                15      880 SH       OTHER                     380               500
MDU Resources Group            COM              552690109     5849   265394 SH       SOLE                   259160              6234
                                                                93     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     4518   100179 SH       SOLE                    97761              2418
                                                                41      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     3325   111730 SH       SOLE                   109105              2625
                                                                22      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      862    48550 SH       SOLE                    48350               200
                                                                34     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     2832   201851 SH       SOLE                   196836              5015
                                                                 4      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     6875    85813 SH       SOLE                    83528              2285
                                                                40      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     7382   116986 SH       SOLE                   114081              2905
                                                                74     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      517     5745 SH       SOLE                     5745
                                                               315     3500 SH       OTHER                                      3500
Phillips 66                    COM              718546104     1891    40779 SH       SOLE                    39792               987
                                                                13      270 SH       OTHER                                       270
Rayonier Inc                   COM              754907103     9354   190860 SH       SOLE                   185926              4934
                                                               196     4003 SH       OTHER                    1753              2250
SPDR Tr Unit                   COM              78462f103      227     1574 SH       SOLE                     1574
                                                                19      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3560   121249 SH       SOLE                   118465              2784
                                                                28      940 SH       OTHER                     190               750
Stonegate Bank                 COM              861811107      248    14800 SH       SOLE                    14800
                                                                67     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     3138    61115 SH       SOLE                    61115
Washington Real Estate         COM              939653101     5419   202067 SH       SOLE                   197250              4817
                                                               102     3805 SH       OTHER                    2255              1550